Restatement (Tables)	12 Months Ended
Dec. 31, 2012
Restatement [Abstract]
Schedule of Restatement Adjustment

	As previously
	reported	As restated	Effect of change

Additional paid in capital	$26,419,357	$28,698,619	$2,279,262
Accumulated losses	(22,350,656)	(24,631,818)	(2,281,162)
Loss per shares	0.23	0.21	(0.02)
Statement of operations for the year ended December 31, 2011
	As previously
	reported	As restated	Effect of change

Administrative expenses and other expenses	$11,380,304	$11,380,304	$-
Premium paid on redemption of debenture payable	-	2,281,162	2,281,162
Net loss before tax	11,380,304	13,661,466	2,281,162